Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Note Payable

Note 5. Note Payable

The Company has a note payable with a principal balance of $59,491 as of September 30, 2013 and December 31, 2012, and accrued interest of $32,632 and $23,536 as of September 30, 2013 and December 31, 2012, respectively. The note is due on demand and accrues interest at an annual rate of 10%.

Note 6. Note Payable

The Company has a note payable with a principal balance of $59,491 as of December 31, 2011 and 2012, and accrued interest of $17,587 and $23,536 as of December 31, 2011 and 2012, respectively. The note is due on demand and accrues interest at an annual rate of 10%.